Long-Term Borrowings - Summary of Long-term Borrowings (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 CNY (¥)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2025 USD ($)
Debt Instrument [Line Items]
Interest expense	¥ 16,200	$ 2,224	¥ 7,235	¥ 2,284
Property and equipment, net	125,228		66,069		$ 17,195
China Merchants Bank
Debt Instrument [Line Items]
Uncommitted credit facility	110,000
Domestic fixed assets loan	90,000
Line of credit, amount	82,134				11,278
Restricted cash	¥ 127,449				17,500
Line of credit, maturity date	December, 2030	December, 2030
Interest expense	¥ (2,155)	$ (296)	(142)	0
Interest income capitalized in property and equipment	990		¥ 142	¥ 0	136
Repayment Amount	82,134	11,278
China Merchants Bank | 3.60% Effective Interest Rate
Debt Instrument [Line Items]
Line of credit, amount	¥ 1,319				$ 181
Effective interest rate	3.60%				3.60%
China Merchants Bank | 3.40% Effective Interest Rate
Debt Instrument [Line Items]
Line of credit, amount	¥ 61,280				$ 8,415
Effective interest rate	3.40%				3.40%
China Merchants Bank | 3.35% Effective Interest Rate
Debt Instrument [Line Items]
Line of credit, amount	¥ 19,535				$ 2,682
Effective interest rate	3.35%				3.35%
China Merchants Bank | June 25, 2026
Debt Instrument [Line Items]
Repayment Amount	¥ 2,107	289
China Merchants Bank | July 25, 2026
Debt Instrument [Line Items]
Repayment Amount	2,000	275
China Merchants Bank | December 25, 2026
Debt Instrument [Line Items]
Repayment Amount	2,107	289
China Merchants Bank | January 25, 2027
Debt Instrument [Line Items]
Repayment Amount	2,000	275
China Merchants Bank | June 25, 2027
Debt Instrument [Line Items]
Repayment Amount	2,107	289
China Merchants Bank | July 25, 2027
Debt Instrument [Line Items]
Repayment Amount	2,000	275
China Merchants Bank | December 25, 2027
Debt Instrument [Line Items]
Repayment Amount	2,107	289
China Merchants Bank | January 25, 2028
Debt Instrument [Line Items]
Repayment Amount	2,000	275
China Merchants Bank | June 25, 2028
Debt Instrument [Line Items]
Repayment Amount	2,107	289
China Merchants Bank | July 25, 2028
Debt Instrument [Line Items]
Repayment Amount	2,000	275
China Merchants Bank | December 25, 2028
Debt Instrument [Line Items]
Repayment Amount	2,107	289
China Merchants Bank | January 25, 2029
Debt Instrument [Line Items]
Repayment Amount	2,000	275
China Merchants Bank | June 25, 2029
Debt Instrument [Line Items]
Repayment Amount	2,107	289
China Merchants Bank | July 25, 2029
Debt Instrument [Line Items]
Repayment Amount	2,000	275
China Merchants Bank | December 25, 2029
Debt Instrument [Line Items]
Repayment Amount	2,107	289
China Merchants Bank | January 25, 2030
Debt Instrument [Line Items]
Repayment Amount	2,000	275
China Merchants Bank | June 25, 2030
Debt Instrument [Line Items]
Repayment Amount	2,107	289
China Merchants Bank | July 25, 2030
Debt Instrument [Line Items]
Repayment Amount	2,000	275
China Merchants Bank | December 15, 2030
Debt Instrument [Line Items]
Repayment Amount	¥ 45,171	$ 6,202